Other revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenues [Abstract]
Other revenues
Other revenues consist of the following:

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Leasing revenues	19	1	—	—
Amortization of unfavorable contracts	—	—	—	21
Early termination fees	11	11	—	13
Total other revenues	30	12	—	34